Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2020	Dec. 20, 2019	May 31, 2019	Jul. 31, 2019	Apr. 01, 2020	Apr. 30, 2020	Apr. 30, 2019
Shares Issued for Services, shares	150,000		1,570			151,570
Shares Issued for Services, amount	$ 204,000		$ 70,000	$ 70,000	$ 70,000	$ 274,000
Rent expense							$ 8,100
Member of Board of Directors
Convertible note financing with related parties		$ 125,000
Chief Executive Officer
Convertible note financing with related parties		$ 25,000